Corporate Information - Additional Information (Detail) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands					12 Months Ended
	Sep. 28, 2018 R$ / shares shares	Sep. 28, 2018 $ / shares shares	Sep. 25, 2018 BRL (R$)	Sep. 25, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017	Dec. 31, 2018 $ / shares	Sep. 14, 2018 R$ / shares shares	Apr. 12, 2018 shares
Disclosure Corporate Information [line items]
Number of shares issued									7,476,705
Share price | $ / shares							$ 0.00005
Share issuance cost | R$					R$ 79,205
Class B common shares [member]
Disclosure Corporate Information [line items]
Number of shares issued								27,658,290
Class A common shares [member]
Disclosure Corporate Information [line items]
Number of shares issued								9,725,235
Conclusion of IPO,shares	12,777,777	12,777,777
Value of IPO			R$ 895,182	$ 223,611
Share issuance cost | R$			R$ 79,205
Exercise of Underwritten shares	1,666,666	1,666,666
Initial offer price | (per share)	R$ 71.00	$ 17.50
SASPAR [member]
Disclosure Corporate Information [line items]
Interest of common shares						73.99%
GA Holdings [member]
Disclosure Corporate Information [line items]
Interest of common shares						26.01%
Mr. and Mrs. Menache [member]
Disclosure Corporate Information [line items]
Shares purchased								99,725
Share price | R$ / shares								R$ 31.00